Document and Entity Information	Mar. 15, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001810806
Document Type	8-K
Document Period End Date	Mar. 15, 2021
Entity Registrant Name	UNITY SOFTWARE INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39497
Entity Tax Identification Number	27-0334803
Entity Address, Address Line One	30 3rd Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	539-3162
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.000005 par value per share
Trading Symbol	U
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false